Credit Risk - Measurement uncertainty - Average macroeconomic variables used in the calculation of ECL (Details)	Jun. 30, 2021	Dec. 31, 2020
Baseline
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	26.40%	24.70%
Baseline | GDP | UNITED KINGDOM | 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.90%	6.30%
Baseline | GDP | UNITED KINGDOM | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.60%	3.30%
Baseline | GDP | UNITED KINGDOM | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.30%	2.60%
Baseline | GDP | USA | 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.70%	3.90%
Baseline | GDP | USA | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%	3.10%
Baseline | GDP | USA | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.60%	2.90%
Baseline | Unemployment | UNITED KINGDOM | 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.80%	6.70%
Baseline | Unemployment | UNITED KINGDOM | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.70%	6.40%
Baseline | Unemployment | UNITED KINGDOM | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.10%	5.80%
Baseline | Unemployment | USA | 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.60%	6.90%
Baseline | Unemployment | USA | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.50%	5.70%
Baseline | Unemployment | USA | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.40%	5.60%
Baseline | HPI | UNITED KINGDOM | 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.50%)	2.40%
Baseline | HPI | UNITED KINGDOM | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.30%	2.30%
Baseline | HPI | UNITED KINGDOM | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.10%	5.00%
Baseline | HPI | USA | 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%	2.80%
Baseline | HPI | USA | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.50%	4.70%
Baseline | HPI | USA | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.50%	4.70%
Baseline | UK bank rate | UNITED KINGDOM | 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.10%	0.00%
Baseline | UK bank rate | UNITED KINGDOM | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.20%	(0.10%)
Baseline | UK bank rate | UNITED KINGDOM | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.40%	0.00%
Baseline | US federal funds rate | USA | 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.30%	0.30%
Baseline | US federal funds rate | USA | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.30%	0.30%
Baseline | US federal funds rate | USA | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.70%	0.30%
Downside 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	12.60%	15.40%
Downside 2 | GDP | UNITED KINGDOM | 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(1.70%)	(3.90%)
Downside 2 | GDP | UNITED KINGDOM | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.00%	6.50%
Downside 2 | GDP | UNITED KINGDOM | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.20%	2.60%
Downside 2 | GDP | USA | 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.50%	(2.40%)
Downside 2 | GDP | USA | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.40%	3.60%
Downside 2 | GDP | USA | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.00%	2.10%
Downside 2 | Unemployment | UNITED KINGDOM | 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	7.30%	8.00%
Downside 2 | Unemployment | UNITED KINGDOM | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	8.20%	9.30%
Downside 2 | Unemployment | UNITED KINGDOM | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.60%	7.80%
Downside 2 | Unemployment | USA | 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	8.70%	13.40%
Downside 2 | Unemployment | USA | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	11.00%	11.90%
Downside 2 | Unemployment | USA | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	9.30%	10.10%
Downside 2 | HPI | UNITED KINGDOM | 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(5.80%)	(13.60%)
Downside 2 | HPI | UNITED KINGDOM | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(5.80%)	(10.80%)
Downside 2 | HPI | UNITED KINGDOM | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.20%	0.50%
Downside 2 | HPI | USA | 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(4.90%)	(17.20%)
Downside 2 | HPI | USA | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(3.00%)	(0.70%)
Downside 2 | HPI | USA | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.10%	0.60%
Downside 2 | UK bank rate | UNITED KINGDOM | 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.10%	(0.20%)
Downside 2 | UK bank rate | UNITED KINGDOM | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.00%	(0.20%)
Downside 2 | UK bank rate | UNITED KINGDOM | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.00%	(0.10%)
Downside 2 | US federal funds rate | USA | 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.30%	0.30%
Downside 2 | US federal funds rate | USA | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.30%	0.30%
Downside 2 | US federal funds rate | USA | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.30%	0.30%
Downside 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	16.90%	15.50%
Downside 1 | GDP | UNITED KINGDOM | 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.60%	0.10%
Downside 1 | GDP | UNITED KINGDOM | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.40%	6.60%
Downside 1 | GDP | UNITED KINGDOM | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.20%	3.20%
Downside 1 | GDP | USA | 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.40%	0.40%
Downside 1 | GDP | USA | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.50%	3.60%
Downside 1 | GDP | USA | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.60%	2.30%
Downside 1 | Unemployment | UNITED KINGDOM | 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.40%	7.30%
Downside 1 | Unemployment | UNITED KINGDOM | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.60%	8.00%
Downside 1 | Unemployment | UNITED KINGDOM | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.60%	6.90%
Downside 1 | Unemployment | USA | 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	7.40%	11.00%
Downside 1 | Unemployment | USA | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	7.90%	8.90%
Downside 1 | Unemployment | USA | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.10%	6.90%
Downside 1 | HPI | UNITED KINGDOM | 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(3.10%)	(6.70%)
Downside 1 | HPI | UNITED KINGDOM | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(2.70%)	(3.50%)
Downside 1 | HPI | UNITED KINGDOM | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.70%	1.70%
Downside 1 | HPI | USA | 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.50%)	(5.90%)
Downside 1 | HPI | USA | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.20%	1.80%
Downside 1 | HPI | USA | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.30%	2.60%
Downside 1 | UK bank rate | UNITED KINGDOM | 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.10%	(0.10%)
Downside 1 | UK bank rate | UNITED KINGDOM | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.10%	(0.10%)
Downside 1 | UK bank rate | UNITED KINGDOM | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.20%	0.00%
Downside 1 | US federal funds rate | USA | 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.30%	0.30%
Downside 1 | US federal funds rate | USA | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.30%	0.30%
Downside 1 | US federal funds rate | USA | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.30%	0.30%
Upside 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	19.60%	20.20%
Upside 2 | GDP | UNITED KINGDOM | 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.80%	12.20%
Upside 2 | GDP | UNITED KINGDOM | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	9.40%	5.30%
Upside 2 | GDP | UNITED KINGDOM | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.00%	3.90%
Upside 2 | GDP | USA | 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.50%	7.10%
Upside 2 | GDP | USA | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	8.20%	4.60%
Upside 2 | GDP | USA | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.40%	4.00%
Upside 2 | Unemployment | UNITED KINGDOM | 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.50%	6.20%
Upside 2 | Unemployment | UNITED KINGDOM | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.90%	5.50%
Upside 2 | Unemployment | UNITED KINGDOM | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.40%	4.80%
Upside 2 | Unemployment | USA | 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.30%	5.50%
Upside 2 | Unemployment | USA | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.80%	4.30%
Upside 2 | Unemployment | USA | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.80%	4.10%
Upside 2 | HPI | UNITED KINGDOM | 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.60%	6.60%
Upside 2 | HPI | UNITED KINGDOM | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	9.90%	10.40%
Upside 2 | HPI | UNITED KINGDOM | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	11.30%	10.80%
Upside 2 | HPI | USA | 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.50%	8.80%
Upside 2 | HPI | USA | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	8.00%	9.10%
Upside 2 | HPI | USA | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	7.30%	8.90%
Upside 2 | UK bank rate | UNITED KINGDOM | 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.10%	0.10%
Upside 2 | UK bank rate | UNITED KINGDOM | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.40%	0.30%
Upside 2 | UK bank rate | UNITED KINGDOM | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.60%	0.30%
Upside 2 | US federal funds rate | USA | 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.30%	0.30%
Upside 2 | US federal funds rate | USA | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.30%	0.40%
Upside 2 | US federal funds rate | USA | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.10%	0.60%
Upside 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	24.50%	24.20%
Upside 1 | GDP | UNITED KINGDOM | 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.90%	9.30%
Upside 1 | GDP | UNITED KINGDOM | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	7.30%	3.90%
Upside 1 | GDP | UNITED KINGDOM | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.00%	3.40%
Upside 1 | GDP | USA | 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.10%	5.50%
Upside 1 | GDP | USA | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.80%	4.00%
Upside 1 | GDP | USA | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.40%	3.70%
Upside 1 | Unemployment | UNITED KINGDOM | 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.60%	6.40%
Upside 1 | Unemployment | UNITED KINGDOM | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.20%	6.00%
Upside 1 | Unemployment | UNITED KINGDOM | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.70%	5.20%
Upside 1 | Unemployment | USA | 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.50%	6.00%
Upside 1 | Unemployment | USA | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.20%	4.80%
Upside 1 | Unemployment | USA | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.20%	4.60%
Upside 1 | HPI | UNITED KINGDOM | 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.50%	4.60%
Upside 1 | HPI | UNITED KINGDOM | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.50%	6.10%
Upside 1 | HPI | UNITED KINGDOM | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	7.40%	6.10%
Upside 1 | HPI | USA | 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.20%	6.80%
Upside 1 | HPI | USA | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.80%	6.70%
Upside 1 | HPI | USA | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.70%	6.30%
Upside 1 | UK bank rate | UNITED KINGDOM | 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.10%	0.10%
Upside 1 | UK bank rate | UNITED KINGDOM | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.20%	0.10%
Upside 1 | UK bank rate | UNITED KINGDOM | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.60%	0.30%
Upside 1 | US federal funds rate | USA | 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.30%	0.30%
Upside 1 | US federal funds rate | USA | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.30%	0.30%
Upside 1 | US federal funds rate | USA | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.90%	0.50%